Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets [Abstract]
Goodwill	$ 40,287,000	$ 40,287,000
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0